Trade Receivables	12 Months Ended
Dec. 31, 2023
Trade Receivables.
Trade Receivables

Note 7. Trade Receivables

As at December 31:	2023	2022
Trade receivables, gross amount	$1,924	$3,845
Less: Allowance for expected credit losses	(17)	(16)
Trade receivables, net amount	$1,907	$3,829

All trade receivables comprise accounts from contracts with customers.

Note 7. Trade Receivables (continued)

As at December 31, 2023, the Group recognized a loss allowance of $17 (2022: $16) against its trade receivables. The movements in the loss allowance during the years ended December 31, 2023 and 2022 were as follows:

Equal to lifetime expected credit losses
Financial assets that
are credit-impaired
at year-end
Loss allowance: as at January 1, 2022	$136
Additions for the year	2
Charge-off for the year	(121)
Exchange effect	(1)
Loss allowance: as at December 31, 2022	16
Additions for the year	292
Charge-off for the year	(291)
Exchange effect	—
Loss allowance: as at December 31, 2023	$17

In accordance with IFRS 9, management reviews the expected credit losses based upon, among other things, the credit-worthiness of the exposure, collateral and other risk mitigation instruments, and the nature of the underlying business transaction.

For further discussions on credit risk, see Note 25.